Retirement Plans and Postretirement Medical Benefits (Level 3 Gains and Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 158,021	$ 158,164	$ 150,490
Defined Benefit Plan, Actual Return on Plan Assets Sold During Period	348	1,764
Defined Benefit Plan, Actual Return on Plan Assets Still Held	7,577	6,433
Defined Benefit Plan, Purchases, Sales, and Settlements	(8,068)	(523)
Mortgage Backed Securities, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	2,634	3,191	3,702
Defined Benefit Plan, Actual Return on Plan Assets Sold During Period	0	(3)
Defined Benefit Plan, Actual Return on Plan Assets Still Held	205	(20)
Defined Benefit Plan, Purchases, Sales, and Settlements	(762)	(488)
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	87,470	91,805	88,870
Defined Benefit Plan, Actual Return on Plan Assets Sold During Period	(1,591)	(13)
Defined Benefit Plan, Actual Return on Plan Assets Still Held	2,190	742
Defined Benefit Plan, Purchases, Sales, and Settlements	(4,934)	2,206
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	67,917	63,168	57,918
Defined Benefit Plan, Actual Return on Plan Assets Sold During Period	1,939	1,780
Defined Benefit Plan, Actual Return on Plan Assets Still Held	5,182	5,711
Defined Benefit Plan, Purchases, Sales, and Settlements	$ (2,372)	$ (2,241)